Basis of Presentation and Significant Accounting Policies (Schedule of Operating Revenue, Net of Contractual Allowances and Discounts (But Before the Provision for Bad Debts)) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Health Care Organization, Receivable and Revenue Disclosures [Line Items]
Operating revenues (net of contractual allowances and discounts)	$ 14,852,625	$ 14,746,759	$ 13,380,581
Medicare [Member]
Health Care Organization, Receivable and Revenue Disclosures [Line Items]
Operating revenues (net of contractual allowances and discounts)	3,681,975	3,878,150	3,572,407
Medicaid [Member]
Health Care Organization, Receivable and Revenue Disclosures [Line Items]
Operating revenues (net of contractual allowances and discounts)	1,442,120	1,423,761	1,285,420
Managed Care And Other Third Party Payors [Member]
Health Care Organization, Receivable and Revenue Disclosures [Line Items]
Operating revenues (net of contractual allowances and discounts)	7,705,827	7,534,971	6,920,068
Self-Pay [Member]
Health Care Organization, Receivable and Revenue Disclosures [Line Items]
Operating revenues (net of contractual allowances and discounts)	$ 2,022,703	$ 1,909,877	$ 1,602,686